Commitments and Contingencies - Future Minimum Lease Payments Under Non-cancelable Operating (Details) - Operating Leases [Member] - USD ($)	Mar. 31, 2015	Dec. 31, 2014
2015	$ 630,256	$ 572,798
2016	539,990	307,488
2017	429,628	300,279
2018	201,853	253,841
2019	153,386	203,964
2020	18,961
Total	$ 1,974,074	$ 1,638,370